CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 9,361,270	$ 14,055,777
Prepaid expenses	2,173,528	292,680
Other current assets	90,301	229,200
Total Current Assets	11,625,099	14,577,657
Patent acquisition costs, net	22,929	27,150
Total Assets	11,648,028	14,604,807
Current Liabilities:
Accounts payable	1,788,563	3,380,782
Accrued expenses	3,184,883	1,839,706
Liability related to deposits received for share subscriptions	1,120,000	0
Total Liabilities	6,093,446	5,220,488
Commitments and Contingencies
Shareholders' Equity:
Share capital of $0.0001 par value Authorized: 15,000,000,000 ordinary shares; issued and outstanding: 4,759,731,923 and 3,847,331,923 at December 31, 2021 and December 31, 2020, respectively	475,973	384,733
Additional paid-in capital	153,130,813	139,734,651
Capital redemption reserve	52,193,811	52,193,811
Accumulated other comprehensive loss	(540,967)	(648,065)
Accumulated deficit	(199,705,048)	(182,280,811)
Total Shareholders' Equity	5,554,582	9,384,319
Total Liabilities and Shareholders' Equity	$ 11,648,028	$ 14,604,807